Trust Account and Fair Value Measurements (Detail) - Schedule Of Debt Securities Held To Maturity - Fair Value, Inputs, Level 1 [Member] - USD ($)		7 Months Ended
		Dec. 31, 2020	Jun. 30, 2021
US Treasury and Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	[1]	$ 345,081,176
Gross Unrealized Holding (Loss)	[1]	6,149
Quoted Prices in Active Markets (Level 1)	[1]	$ 345,087,325
Securities held to maturity, maturity date		Mar. 25, 2021
Money Market Funds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value			$ 345,008,297
Quoted Prices in Active Markets (Level 1)			$ 345,008,297

[1]	Maturity date March 25, 2021